Significant Accounting Policies (Details) - Schedule of Translation of Foreign Currencies (Parentheticals) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
US [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	$ 1	$ 1	$ 1